Net Income (Loss) per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

	For the three months		For the six months
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014

Loss per share - Basic:
Numerator for basic loss per share	$(1,815,000)	$(5,339,000)	$(1,572,000)	$(8,850,000)
Denominator for basic loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Basic loss per common share	$(0.06)	$(0.21)	$(0.05)	$(0.40)

Loss per share - Diluted:
Numerator for diluted loss per share	$(1,815,000)	$(5,339,000)	$(1,572,000)	$(8,850,000)
Adjust: Change in fair value of dilutive warrants outstanding	1,196,000	4,685,000	188,000	7,436,000
Numerator for diluted loss per share	$(619,000)	$(654,000)	$(1,384,000)	$(1,414,000)

Denominator for basic loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Plus: Incremental shares underlying warrants outstanding	-	-	-	-
Denominator for diluted loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Diluted loss per common share	$(0.06)	$(0.21)	$(0.05)	$(0.40)

As such, the diluted earnings per share calculation for those periods are calculated based upon the treasury stock method as follows:

	(restated)	(restated)	(restated)
	For the three months	For the year	For the six months
	ended September 30,	ended December 31,	ended June 30,
(amounts in 000s, except share and per share data)	2014	2013	2013

Loss per share – Basic:
Numerator for basic income (loss) per share	$2,723	$1,322	$237
Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Basic income (loss) per common share	$0.11	$0.08	$0.02

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$2,723	$1,322	237
Adjust: Fair value of dilutive warrants outstanding	(3,429)	(5,020)	(2,149)
Numerator for diluted income (loss) per share	$(706)	(3,698)	(1,912)

Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Plus: Incremental shares underlying warrants outstanding	8,252,777	5,135,411	5,150,160
Denominator for diluted income (loss) per share	33,491,189	20,760,410	19,706,210
Diluted income (loss) per common share	$(0.02)	$(0.18)	$(0.10)

	(restated)	(restated)
	For the three months	For the year
	ended March 31,	ended December 31,
(amounts in 000s, except share and per share data)	2013	2010

Loss per share – Basic:
Numerator for basic income (loss) per share	$1,514	$3,880
Denominator for basic income (loss) per share	12,009,285	2,087,068
Basic income (loss) per common share	$0.13	$1.86

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$1,514	$3,880
Adjust: Fair value of dilutive warrants outstanding	(2,756)	-
Numerator for diluted income (loss) per share	$(1,242)	$3,880

Denominator for basic income (loss) per share	12,009,285	2,087,068
Plus: Incremental shares underlying warrants outstanding	5,624,075	-
Denominator for diluted income (loss) per share	17,633,360	2,087,068
Diluted income (loss) per common share	$(0.07)	$1.86	(1)

(1)The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	June 30,
	2015	2014
Shares underlying warrants outstanding	17,667,937	16,819,881
Shares underlying options outstanding	3,634,502	2,424,612

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2014	2013
Shares underlying options outstanding	2,472,234	2,410,134
Shares underlying warrants outstanding	16,752,915	5,081,023
Unvested restricted stock	132,077	75,450